CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (313,948)	$ (81,872)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	97,107	107,712
(Gain) loss on disposal of property and equipment	(97)	(760)
Bad debt expense	2,385	3,179
Amortization of debt issuance costs	3,435	576
Equity-based compensation	317	692
Impairment of goodwill and other intangible assets	138,666	21,366
Impairment of property and equipment	60,026
Loss on the sale of business unit		972
Other operating items, net	(1,619)	(2,340)
Changes in operating assets and liabilities
Accounts receivable	1,290	140,426
Prepaid expenses and other assets	1,224	3,112
Accounts payable and accrued liabilities	16,345	(41,064)
Net cash (used in) provided by operating activities	5,131	151,999
Cash flows from investing activities
Proceeds received from investments		830
Purchase of property, equipment, and intangible assets	(36,290)	(54,076)
Proceeds received from sale of business unit		400
Proceeds received from sale of property and equipment	9,335	14,143
Net cash used in investing activities	(26,955)	(38,703)
Cash flows from financing activities
Proceeds from 144A Offering, net of underwriter fees and expenses	297,248
Member contributions	23,519
Proceeds from issuance of long-term debt	27,500	5,000
Payments on long-term debt	(298,000)	(107,000)
Payment of debt issuance costs	(4,497)	(1,192)
Purchase of noncontrolling interests	(348)
Proceeds from noncontrolling interests	138	92
Member distributions		4,248
Net cash provided by financing activities	45,560	(107,348)
Effect of exchange rate changes on cash		75
Net decrease in cash and cash equivalents	23,736	6,023
Cash and cash equivalents, beginning of period	16,305	10,282
Cash and cash equivalents, end of period	40,041	16,305
Supplemental cash flow disclosure:
Cash paid for interest	12,773	10,584
Cash paid for taxes	(192)	2,262
Supplemental disclosure of noncash investing activities:
Capital expenditures included in accounts payable and accrued liabilities	$ 1,563	$ 936